Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Future Rental Payments	Minimum future rental payments are expected to be as follows for each of the years ending December 31 (in thousands):

2021	$3,035
2022	2,673
2023	2,043
2024	2,338
2025	2,193
Thereafter	4,790

$17,072

Schedule of Estimated Annual Minimum Purchase Commitments	The estimated annual minimum purchase commitments under those agreements were as follows for each of the years ending December 31 (in thousands):

2021	$5,396
2022	5,257
2023	5,098
2024	3,925
2025	2,370
Thereafter	—

$22,046